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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-22004

ING Asia Pacific High Dividend Equity Income Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)          (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28
Date of reporting period:	May 31, 2007

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Asia Pacific High Dividend Equity Income Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Asia Pacific High Dividend Equity Income Fund	as of May 31, 2007 (Unaudited)

Shares		Value

COMMON STOCK: 98.1%

	Australia: 31.8%
291,559	Alinta Ltd.	$3,691,693
403,498	Allco Finance Group Ltd.	3,951,827
149,565	Australia & New Zealand Banking Group Ltd.	3,570,309
144,785	BHP Billiton Ltd.	3,810,045
176,572	Caltex Australia Ltd.	3,747,603
1,872,970	CFS Retail Property Trust	3,739,716
780,000	Coates Hire Ltd.	4,016,773
82,610	Commonwealth Bank of Australia	3,789,269
2,387,516	DB Rreef Trust	3,897,337
1,804,170	Goodman Fielder Ltd.	3,807,367
831,999	GPT Group	3,547,697
71,405	Incitec Pivot Ltd.	3,921,652
237,076	Jubilee Mines NL	3,424,076
491,482	Lion Nathan Ltd.	3,719,668
46,930	Macquarie Bank Ltd.	3,401,788
2,027,753	Macquarie CountryWide Trust	3,793,923
807,311	Mirvac Group	3,843,293
104,320	National Australia Bank Ltd.	3,674,374
703,349	OneSteel Ltd.	3,843,088
140,454	QBE Insurance Group Ltd.	3,627,785
3,020,938	SP Ausnet	3,807,909
120,782	St. George Bank Ltd.	3,735,703
503,349	Stockland	3,681,640
1,861,895	Valad Property Group	3,472,101
208,440	Westfield Group	3,699,521
161,522	Westpac Banking Corp.	3,483,786
103,729	Woodside Petroleum Ltd.	3,691,608
		100,391,551
	China: 7.4%
1,750,000	Angang Steel Co., Ltd. - H	3,616,073
3,668,000	China Petroleum & Chemical Corp.	4,039,184
1,954,000	China Shipping Development Co., Ltd.	3,825,824
3,134,000	Datang International Power Generation Co., Ltd.	4,083,166
2,870,000	PetroChina Co., Ltd.	3,712,314
6,974,000	Shanghai Forte Land Co. - H	4,069,763
		23,346,324
	Hong Kong: 13.5%
521,000	ASM Pacific Technology	3,542,259
617,000	Bank of East Asia Ltd.	3,597,963
1,499,500	BOC Hong Kong Holdings Ltd.	3,568,778
919,000	Citic Pacific Ltd.	3,821,101
260,800	Hang Seng Bank Ltd.	3,629,062
1,682,000	Industrial and Commercial Bank of China Asia Ltd.	3,667,024
3,416,000	Pacific Basin Shipping Ltd.	3,636,357
5,809,000	PCCW Ltd.	3,660,896
10,700,000	Sim Technology Group Ltd.	4,033,199
18,524,000	Solomon Systech International Ltd.	2,395,458
5,172,000	TPV Technology Ltd.	3,532,014
1,064,500	Yue Yuen Industrial Holdings	3,514,808
		42,598,919
	India: 1.2%
163,700	Oil & Natural Gas Corp., Ltd.	3,734,122
		3,734,122
	Indonesia: 1.2%
5,578,500	Bank Rakyat Indonesia	3,865,293
		3,865,293
	Malaysia: 7.0%
2,683,800	Berjaya Sports Toto BHD	3,852,611
285,500	British American Tobacco Malaysia Bhd	3,841,237
3,395,000	Magnum Corp. BHD	3,418,811

PORTFOLIO OF INVESTMENTS
ING Asia Pacific High Dividend Equity Income Fund	as of May 31, 2007 (Unaudited) (continued)

Shares			Value

	Malaysia (continued)
1,012,900	Malayan Banking BHD		$3,604,320
1,211,200	Public Bank BHD		3,545,911
1,531,700	SP Seita BHD		3,783,221
			22,046,111
	New Zealand: 2.5%
1,359,202	Fisher & Paykel Appliances Holdings Ltd.		3,901,558
423,705	Fletcher Building Ltd.		4,057,137
			7,958,695
	Philippines: 1.2%
67,720	Philippine Long Distance Telephone Co.		3,759,485
			3,759,485
	Singapore: 8.3%
2,573,000	ComfortDelgro Corp., Ltd.		3,756,821
6,405,000	Jurong Technologies Industries		3,921,008
2,261,000	MobileOne Ltd.		3,351,747
1,424,000	Sembcorp Marine Ltd.		4,261,393
4,598,000	Singapore Post Ltd.		3,615,482
1,258,000	Singapore Press Holdings Ltd.		3,637,949
1,931,000	Starhub Ltd.		3,742,048
			26,286,448
	South Korea: 8.5%
226,680	Daegu Bank		3,706,033
148,160	Daishin Securities Co., Ltd.		4,291,758
338,260	Halla Climate Control		3,614,987
79,240	KT Corp.		3,785,842
249,510	Pusan Bank		3,795,727
7,816	Samsung Electronics Co., Ltd.		3,542,829
148,470	Woori Investment & Securities		4,125,830
			26,863,006
	Taiwan: 14.3%
3,107,000	China Steel Corp.		3,619,794
1,949,000	Chunghwa Telecom Co., Ltd.		3,658,057
4,146,000	Compal Electronics		3,763,415
1,106,000	Delta Electronics, Inc.		3,618,152
4,379,000	Fubon Financial Holding Co., Ltd.		3,822,768
227,000	High Tech Computer Corp.		4,226,087
5,155,000	Inventec Co., Ltd.		3,705,852
5,928,000	Mega Financial Holding Co., Ltd.		3,589,807
765,000	Novatek Microelectronics Corp., Ltd.		3,839,390
8,573,000	Sinopac Financial Holdings		3,730,679
1,980,000	U-Ming Marine Transport Corp.		3,524,611
2,695,000	Unimicron Technology Corp.		3,973,806
			45,072,418
	Thailand: 1.2%
2,348,800	Aromatics PCL		3,847,479
			3,847,479
	Total Investments in Securities
	(Cost $290,074,256)*	98.1%	$309,769,851
	Other Assets and Liabilities — Net	1.9	5,971,185
	Net Assets	100.0%	$315,741,036

*	Cost for federal income tax purposes is the same as for financial statement purposes.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$23,369,679
	Gross Unrealized Depreciation	(3,674,084)
	Net Unrealized Appreciation	$19,695,595

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Asia Pacific High Dividend Equity Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 30, 2007

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 30, 2007